Schedule of Reconciliation of income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Profit before income tax	$ (7,176,796)	$ (370,255)
Tax at the applicable tax rate of 16.5%	(1,184,171)	(61,092)
- non-deductible expenses	135,463	218,916
- non-taxable income	(23,082)	(393)
- others	1,080,196	(155,366)
Income tax expense	$ 8,406	$ 2,065